Changes in accounting policies (Policies)	6 Months Ended
Apr. 30, 2022
Statement [LineItems]
Future accounting policy changes
Future accounting policy changes
For details on future accounting policy changes, refer to Note 32 to the consolidated financial statements included in our 2021 Annual Report. We are continuing to evaluate the impact of standards that are effective for us after fiscal 2022.